UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                  (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of June 30, 2014
	Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 89.34%

Biotechnology - 6.22%
iShares Nasdaq Biotechnology ETF	3,000	$771,090
* Powershares Dynamic Biotechnology & Genome Portfolio	15,000	655,650
		1,426,740
Commodities - 4.32%
* SPDR Gold Shares	3,000	384,120
* iShares Silver Trust	30,000	607,500
		991,620
Consumer Services - 3.03%
Vanguard Consumer Staples ETF	6,000	695,040
		695,040
Fixed Income - 15.99%
iShares iBoxx $ High Yield Corporate Bond ETF	13,000	1,237,600
iShares TIPS Bond ETF	3,000	346,080
SPDR Barclays High Yield Bond ETF	50,000	2,086,500
		3,670,180
Health Care - 14.59%
Health Care Select Sector SPDR Fund	35,000	2,129,050
Powershares Dynamic Pharmaceuticals Portfolio	20,000	1,221,600
		3,350,650
Industrials - 1.40%
PowerShares Aerospace & Defense Portfolio	10,000	322,601
		322,601
International - 8.79%
iShares MSCI Belgium Capped ETF	30,000	515,850
iShares MSCI Netherlands ETF	10,000	256,000
iShares MSCI Switzerland Capped ETF	15,000	514,800
iShares MSCI United Kingdom ETF	35,000	730,800
		2,017,450
Large Cap - 23.87%
SPDR S&P 500 ETF Trust	28,000	5,480,160
		5,480,160
Technology - 8.18%
Market Vectors Semiconductor ETF	30,000	1,484,700
Powershares Dynamic Networking Portfolio	12,000	392,760
		1,877,460
Utilities - 2.95%
Vanguard Utilities ETF	7,000	676,886
		676,886

Total Exchange-Traded Funds (Cost $17,895,612)		20,508,787

		(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2014
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 6.54%
§	Fidelity Institutional Money Market Funds, 0.01%		1,501,949	$1,501,949

	Total Short-Term Investment (Cost $1,501,949)			1,501,949

Total Value of Investments (Cost $19,397,561 (a)) - 95.88%				$22,010,736

Other Assets Less Liabilities - 4.12%				944,805

Net Assets - 100%				$22,955,541

*	Non-income producing investment
§	Represents 7 day effective yield

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$2,650,509
Aggregate gross unrealized depreciation				(37,334)

	Net unrealized appreciation			$2,613,175

	Summary of Investments
		% of Net
		Assets	Value
	Biotechnology	6.22%	$1,426,740
	Commodities	4.32%	991,620
	Consumer Services	3.03%	695,040
	Fixed Income	15.99%	3,670,180
	Health Care	14.59%	3,350,650
	Industrials	1.40%	322,601
	International	8.79%	2,017,450
	Large Cap	23.87%	5,480,160
	Technology	8.18%	1,877,460
	Utilities	2.95%	676,886
	Short-Term Investment	6.54%	1,501,949
	Other Assets Less Liabilities	4.12%	944,805
	Total	100.00%	$ 22,955,541

				(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2014

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Funds	$20,508,787	$20,508,787	$-	$-
Short-Term Investment	1,501,949	1,501,949	-	-
Total	$22,010,736	$22,010,736	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/Mark Anthony Grimaldi
Date: August 26, 2014	Mark Anthony Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Mark Anthony Grimaldi
Date: August 26, 2014	Mark Anthony Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund